UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Towle Value Fund
TDVFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Towle Value Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Towle Value Fund (TDVFX)	$56	1.20%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74,118,110
Total number of portfolio holdings	44
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Tyson Foods, Inc. - Class A	3.7%
Dana, Inc.	3.4%
Petco Health & Wellness Co., Inc.	3.3%
Southwest Airlines Co.	3.3%
Advance Auto Parts, Inc.	2.7%
Under Armour, Inc. - Class A	2.7%
HF Sinclair Corp.	2.6%
Ryerson Holding Corp.	2.5%
DXC Technology Co.	2.5%
Sonic Automotive, Inc. - Class A	2.5%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-99TOWLE (888-998-6953) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Towle Value Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Towle Value Fund

(formerly, Towle Deep Value Fund)

Ticker Symbol: (TDVFX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

March 31, 2025

Towle Value Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

https://towlefund.com/

Towle Value Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.6%
	BASIC MATERIALS — 3.6%
263,891	Algoma Steel Group, Inc.[1]	$1,430,289
153,200	Cleveland-Cliffs, Inc.*	1,259,304
		2,689,593
	CONSUMER, CYCLICAL — 47.7%
77,319	Adient PLC*	994,322
51,423	Advance Auto Parts, Inc.	2,016,296
33,351	Alaska Air Group, Inc.*	1,641,536
304,963	American Axle & Manufacturing Holdings, Inc.*	1,241,200
7,598	Asbury Automotive Group, Inc.*	1,677,942
11,131	AutoNation, Inc.*	1,802,332
16,532	BlueLinx Holdings, Inc.*	1,239,569
35,487	Cracker Barrel Old Country Store, Inc.	1,377,605
190,125	Dana, Inc.	2,534,366
85,287	Foot Locker, Inc.*	1,202,547
99,882	Frontier Group Holdings, Inc.*	433,488
182,773	Goodyear Tire & Rubber Co.*	1,688,823
18,565	Lear Corp.	1,637,804
118,761	Macy's, Inc.	1,491,638
47,007	Magna International, Inc.[1]	1,597,768
811,182	Petco Health & Wellness Co., Inc.*	2,474,105
32,468	Sonic Automotive, Inc. - Class A	1,849,377
72,780	Southwest Airlines Co.	2,443,953
220,415	Titan International, Inc.*	1,849,282
320,715	Under Armour, Inc. - Class A*	2,004,469
115,023	Wabash National Corp.	1,271,004
60,582	Zumiez, Inc.*	902,066
		35,371,492
	CONSUMER, NON-CYCLICAL — 7.1%
19,431	Bunge Global S.A.	1,484,917
114,557	Owens & Minor, Inc.*	1,034,450
42,921	Tyson Foods, Inc. - Class A	2,738,789
		5,258,156
	ENERGY — 14.8%
6,732	Alpha Metallurgical Resources, Inc.*	843,183
119,336	Delek U.S. Holdings, Inc.	1,798,393
58,385	HF Sinclair Corp.	1,919,699
90,770	Liberty Energy, Inc.	1,436,889
122,375	Par Pacific Holdings, Inc.*	1,745,067
72,965	PBF Energy, Inc. - Class A	1,392,902
1

Towle Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
245,839	ProPetro Holding Corp.*	$1,806,917
		10,943,050
	FINANCIAL — 2.4%
48,486	Ally Financial, Inc.	1,768,284

	INDUSTRIAL — 13.5%
17,045	Arrow Electronics, Inc.*	1,769,782
32,119	Avnet, Inc.	1,544,603
8,126	Clearwater Paper Corp.*	206,157
232,010	JELD-WEN Holding, Inc.*	1,385,100
115,147	Metallus, Inc.*	1,538,364
82,699	Ryerson Holding Corp.	1,898,769
57,707	World Kinect Corp.	1,636,570
		9,979,345
	TECHNOLOGY — 2.5%
110,937	DXC Technology Co.*	1,891,476

	Total Common Stocks
	(Cost $75,517,864)	67,901,396

Principal Amount
	SHORT-TERM INVESTMENTS — 6.8%
$5,002,416	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[2]	5,002,416

	Total Short-Term Investments
	(Cost $5,002,416)	5,002,416

	TOTAL INVESTMENTS — 98.4%
	(Cost $80,520,280)	72,903,812
	Other Assets in Excess of Liabilities — 1.6%	1,214,298
	TOTAL NET ASSETS — 100.0%	$74,118,110

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

Towle Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $80,520,280)	$72,903,812
Receivables:
Investment securities sold	2,163,902
Dividends and interest	92,016
Prepaid expenses	17,708
Total assets	75,177,438

Liabilities:
Payables:
Investment securities purchased	921,902
Fund shares redeemed	7,075
Advisory fees	49,518
Shareholder servicing fees (Note 7)	10,775
Fund administration and accounting fees	17,772
Transfer agent fees and expenses	4,757
Custody fees	3,874
Trustees' deferred compensation (Note 3)	19,653
Auditing fees	9,848
Chief Compliance Officer fees	3,936
Trustees' fees and expenses	776
Accrued other expenses	9,442
Total liabilities	1,059,328
Commitments and contingencies (Note 3)
Net Assets	$74,118,110

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$78,747,448
Total distributable earnings (accumulated deficit)	(4,629,338)
Net Assets	$74,118,110

Number of shares issued and outstanding	5,387,760
Net asset value per share	$13.76

See accompanying Notes to Financial Statements.

3

Towle Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholdings taxes of $14,120)	$628,143
Interest	53,417
Total investment income	681,560

Expenses:
Advisory fees	354,883
Shareholder servicing fees (Note 7)	21,995
Fund administration and accounting fees	67,650
Transfer agent fees and expenses	17,163
Custody fees	12,469
Registration fees	15,545
Legal fees	13,931
Auditing fees	9,897
Shareholder reporting fees	8,036
Trustees' fees and expenses	7,662
Chief Compliance Officer fees	7,261
Miscellaneous	2,665
Insurance fees	2,425
Total expenses	541,582
Advisory fees recovered (waived)	(2,203)
Net expenses	539,379
Net investment income (loss)	142,181

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,296,640
Net change in unrealized appreciation/depreciation on investments	(15,385,927)
Net realized and unrealized gain (loss)	(12,089,287)

Net Increase (Decrease) in Net Assets from Operations	$(11,947,106)

See accompanying Notes to Financial Statements.

4

Towle Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$142,181	$495,229
Net realized gain (loss) on investments	3,296,640	10,441,622
Net change in unrealized appreciation/depreciation on investments	(15,385,927)	(4,395,253)
Net increase (decrease) in net assets resulting from operations	(11,947,106)	6,541,598

Distributions to Shareholders:
Total distributions to shareholders	(10,868,850)	(2,448,521)

Capital Transactions:
Net proceeds from shares sold	9,053,226	16,557,536
Reinvestment of distributions	10,555,515	2,353,244
Cost of shares redeemed[1]	(25,798,564)	(20,801,542)
Net increase (decrease) in net assets from capital transactions	(6,189,823)	(1,890,762)

Total increase (decrease) in net assets	(29,005,779)	2,202,315

Net Assets:
Beginning of period	103,123,889	100,921,574
End of period	$74,118,110	$103,123,889

Capital Share Transactions:
Shares sold	542,971	880,767
Shares reinvested	621,644	130,808
Shares redeemed	(1,521,538)	(1,103,673)
Net increase (decrease) in capital share transactions	(356,923)	(92,098)

[1]	Net of redemption fee proceeds of $3,904 and $7,288, respectively.

See accompanying Notes to Financial Statements.

5

Towle Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.95	$17.29	$15.98	$18.30	$11.00	12.96
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.08	0.11	(0.02)	(0.07)	0.01
Net realized and unrealized gain (loss)	(2.11)	0.99	2.56	(2.30)	7.38	(1.84)
Total from investment operations	(2.08)	1.07	2.67	(2.32)	7.31	(1.83)

Less Distributions:
From net investment income	(0.07)	(0.14)	-	-	(0.01)	(0.13)
From net realized gain	(2.04)	(0.27)	(1.36)	-	-	-
Total distributions	(2.11)	(0.41)	(1.36)	-	(0.01)	(0.13)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$13.76	$17.95	$17.29	$15.98	$18.30	11.00

Total return[3]	(13.82)%[4]	6.23%	16.46%	(12.68)%	66.47%	(14.30)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,118	$103,124	$100,922	$91,982	$114,430	$71,976

Ratio of expenses to average net assets:
Before fees waived/recovered	1.21%[5]	1.15%	1.12%	1.10%	1.10%	1.19%
After fees waived/recovered	1.20%[5]	1.15%	1.12%	1.10%	1.10%	1.19%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.31%[5]	0.45%	0.65%	(0.09)%	(0.42)%	0.09%
After fees waived/recovered	0.32%[5]	0.45%	0.65%	(0.09)%	(0.42)%	0.09%
Portfolio turnover rate	26%[4]	56%	58%	80%	50%	73%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

6

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Note 1 – Organization

Towle Value Fund (formerly, the Towle Deep Value Fund) (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated Towle & Co. (“the Advisor”) as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

7

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2021-2024 and as of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

8

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2026, and it may be terminated only by the Trust's Board of Trustees.

For the six months ended March 31, 2025, the Advisor waived advisory fees totaling $2,203. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At March 31, 2025, the amount of these potentially recoverable expenses was $2,203. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than September 30, 2028.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2025 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the "Plan") for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

9

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$80,949,663

Gross unrealized appreciation	$4,674,840
Gross unrealized depreciation	(12,720,691)

Net unrealized appreciation (depreciation) on investments	$(8,045,851)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$370,039
Undistributed long-term capital gains	10,493,800
Tax accumulated earnings (deficit)	10,863,839

Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on investments	7,340,076
Unrealized deferred compensation	(17,476)
Total accumulated earnings (deficit)	$18,186,439

The tax character of the distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

Distribution paid from:	2024	2023
Ordinary income	$837,951	$-
Net long-term capital gains	1,610,570	7,914,148
Total distributions paid	$2,448,521	$7,914,148

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended March 31, 2025 and for the year ended September 30, 2024, the Fund received $3,904 and $7,288, respectively, in redemption fees.

10

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 6 – Investment Transactions

For the six months ended March 31, 2025, purchases and sales of investments, excluding short-term investments, were $22,745,405 and $38,566,862, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

11

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$67,901,396	$-	$-	$67,901,396
Short-Term Investments	5,002,416	-	-	5,002,416
Total Investments	$72,903,812	$-	$-	$72,903,812

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

12

Towle Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/9/2025